LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES - Leases and contingent consideration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 6,906,892	R$ 3,682,472
Noncurrent	R$ 10,027,086	9,556,694
Weighted annual interest rate on lease contracts	8.428%
Average maturity on lease contracts	5 years 7 months 2 days
Reimbursement period	20 years
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Nominal value payable	R$ 13,997,417	13,526,001
Unrealized financial expenses	(2,767,318)	(2,707,223)
Current	2,907,481	2,262,043
Noncurrent	8,322,618	8,556,735
Present value payable	11,230,099	10,818,778
Present value payable	11,230,099	10,818,778
Telefonica Global Technology
LOANS, FINANCING, DEBENTURES AND LEASES
Present value payable	70,845	1,470,508
Present value payable	70,845	R$ 1,470,508
2022 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Present value payable	2,907,481
Present value payable	2,907,481
2023 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Present value payable	2,697,656
Present value payable	2,697,656
2024 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Present value payable	2,008,643
Present value payable	2,008,643
2025 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Present value payable	1,282,211
Present value payable	1,282,211
2026 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Present value payable	894,606
Present value payable	894,606
2027 onwards | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Present value payable	1,439,502
Present value payable	R$ 1,439,502